Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting
NOTE 19	-	SEGMENT REPORTING

A.	General information:

The operations of the Group are conducted through two different core activities: Location- Based Services and Wireless Communications Products.  These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

Location-based services:

The location-based services segment consists predominantly of regionally- based stolen vehicle recovery (SVR) services, fleet management services and value-added services comprised of personal advanced locater services and concierge services.

The Group provides location-based services in Israel, Brazil, Argentina and the United States.

Wireless communications products:

The wireless communications product segment consists of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location, automated meter reading and automatic vehicle identification.  The Group sells products to customers in Israel, Argentina, Brazil, United States, China, Korea and others.

B.	Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Location based services	Wireless communications products	Other	Total

Year ended December 31, 2011
Revenues	120,410	39,757	-	160,167
Operating income	22,468	4,115	-	26,583
Assets	1,048	7,696	990	9,734
Goodwill	4,265	4,249	-	8,514
Expenditures for assets	7	188	-	195
Depreciation and amortization	834	127	-	961
Year ended December 31, 2010
Revenues	108,101	39,724	-	147,825
Operating income	31,994	(1,326)	-	30,668
Assets	988	9,255	1,454	11,697
Goodwill	5,503	4,576	-	10,079
Expenditures for assets	46	210	-	256
Depreciation and amortization	81	89	-	170
Year ended December 31, 2009
Revenues	91,574	29,807	-	121,381
Operating income	27,124	(2,742)	-	24,382
Assets	754	7,386	2	8,142
Goodwill	5,375	4,264	-	9,639
Expenditures for assets	22	123	-	145
Depreciation and amortization	87	75	-	162

C.	Information about reported segment profit or loss and assets:

The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

D.	Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise's consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2011		2010		2009

Total revenues of reportable segment and consolidated revenues	160,167		147,825		121,381

Operating income
Total operating income for reportable segments	26,583		30,668		24,382
Unallocated amounts:
Other expenses	(819)		(14,745)		-
Financing income (expenses), net	2,100		139		1,604
Consolidated income before taxes on income	27,864		16,062		25,986

Assets
Total assets for reportable segments	18,248	(*)	21,776	(*)	17,781	(*)
Other unallocated amounts:
Current assets	84,418		103,875		113,627
Investments in affiliated and other companies	287		306		314
Property and equipment, net	39,719		45,681		38,766
Other assets	3,108		4,178		4,882
Other unallocated amounts	11,677		12,528		10,498
Consolidated total assets (at year end)	157,457		188,344		185,868

Other significant items
Total expenditures for assets of reportable segments	195		256		144
Unallocated amounts	16,040		18,424		15,554
Consolidated total expenditures for assets	16,235		18,680		15,698

Total depreciation and amortization for reportable segments	961		170		162
Unallocated amounts	16,840		15,706		12,368
Consolidated total depreciation and amortization	17,801		15,876		12,530

(*)	Including goodwill.

E.	Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2011	2010	2009

Israel	80,202	71,211	62,367
United States	4,116	3,700	3,469
Brazil	62,409	61,096	44,564
Argentina	12,345	10,857	10,442
Others	1,095	961	539
Total	160,167	147,825	121,381

	Property and equipment, net
	December 31,
(in thousands)	2011	2010	2009

Israel	10,244	10,053	8,017
United States	183	161	104
Brazil	25,892	31,112	29,143
Argentina	4,551	4,821	4,998
Total	40,870	46,147	42,262

-	Revenues were attributed to countries based on customer location.
-	Property and equipment were classified based on major geographic areas in which the Company operates.

F.	Major customers

During 2011, 2010 and 2009 there were no sales exceeding 10% of total revenues to none of our customers.